Gain on sale of development properties (Details) $ in Thousands		12 Months Ended
	Feb. 27, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Gain on sale of development properties [Line Items]
Total gross asset value to be disposed to Core Fund	¥ 11,000,000,000
Gain on sale of development properties		$ 252,682	¥ 1,648,747,000	¥ 3,884,709,000
The initial annual rent under the lease agreements	¥ 700,000,000
Percentage of lease and rent expense increase annually	3.00%
Rental rate adjusted with growth rate of fair market rent	5 years
Disposal group discontinued operations cash and cash equivalents		$ 17,765			¥ 115,918,000
Core Fund And Core Fund Two
Gain on sale of development properties [Line Items]
Disposal group discontinued operations cash and cash equivalents					¥ 115,918,000
Modern Logistics Facilities | Core Fund And Core Fund Two
Gain on sale of development properties [Line Items]
Gain on sale of development properties			985,890,000
Core Fund II
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)		10.00%			10.00%
Core Fund II | Modern Logistics Facilities
Gain on sale of development properties [Line Items]
Total gross asset value to be disposed to Core Fund					¥ 5,000,000,000
Logistics Investment Development Fund One
Gain on sale of development properties [Line Items]
Gain on sale of development properties			468,002,000
Committed percentage of the total capital (as a percent)		40.00%			40.00%
Minimum
Gain on sale of development properties [Line Items]
Lease term	5 years
Maximum
Gain on sale of development properties [Line Items]
Lease term	6 years
Core Fund
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 194,855,000	¥ 3,801,492,000
Total committed capital						¥ 4,800,000,000
Core Fund | General partner
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)						20.00%
Core Fund | GIC
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)						80.00%
GIC | Core Fund II
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)		90.00%			90.00%
GIC And Mubdala Investment Company | Logistics Investment Development Fund One
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)		60.00%			60.00%